Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 8 – RELATED PARTY TRANSACTIONS

During the fiscal years ended December 31, 2015 and 2014, Blue Water Global Group, Inc. paid $609,728 and $11,275, respectively, in expenses on behalf of the Company. Since inception on July 27, 2013, Blue Water Global Group has paid an aggregate of $621,003 in expenses on behalf of the Company. These expenses were included in the financial statements under Additional Paid-In Capital.

As of December 31, 2015 and 2014, the Company had outstanding accounts payable to Taurus aggregating $102,749 and $28,350, respectively, for expenses paid on behalf of the Company which has been accounted for as a short-term note payable to a related party. As of December 31, 2015 this note payable had accrued $8,683 in imputed interest that has been recorded in the financial statements as additional paid-in capital.

During the fiscal year ended December 31, 2015, the Company had a note payable to a related party stockholder in the amount of $100. This note was paid in full on December 4, 2015. During the fiscal year ended December 31, 2015 this note accrued $11 in imputed interest that has been recorded in the financial statements as additional paid-in capital.